LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.3%
	U.S. TREASURY BILLS — 41.3%
15,000,000	United States Treasury Bill(a) (Cost $14,994,042)	0.000	05/05/22	$ 14,993,629

	TOTAL INVESTMENTS - 41.3% (Cost $14,994,042)			$ 14,993,629
	OTHER ASSETS IN EXCESS OF LIABILITIES - 58.7%			21,311,244
	NET ASSETS - 100.0%			$ 36,304,873

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(c)	12/19/2022	$ 184,389	$ 25,885
10	CBOT Corn Future(c)	05/13/2022	345,375	23,125
1	CBOT Oats Future(c)	05/13/2022	32,050	(2,763)
3	CBOT Rough Rice Future(c)	05/13/2022	94,110	2,790
8	CBOT Soybean Future(c)	05/13/2022	654,700	26,700
12	CBOT Soybean Meal Future(c)	05/13/2022	535,560	100
12	CBOT Soybean Oil Future(c)	05/13/2022	522,144	54,360
12	CBOT Wheat Future(c)	05/13/2022	560,400	83,700
10	CME Lean Hogs Future(c)	04/14/2022	414,000	(23,000)
32	CME Live Cattle Future(c)	04/29/2022	1,810,240	(80,960)
5	COMEX Copper Future(c)	05/26/2022	556,812	(9,438)
9	COMEX Gold 100 Troy Ounces Future(c)	04/27/2022	1,710,630	8,370
8	Euronext CAC 40 Index Future	03/18/2022	597,062	(26,330)
20	Euronext Milling Wheat Future(c)	05/10/2022	353,819	30,466
5	Euronext Rapeseed Future(c)	04/29/2022	211,815	10,739
10	FTSE 100 Index Future	03/18/2022	997,249	34,675
2	FTSE/MIB Index Future	03/18/2022	285,040	(11,612)
2	ICE Brent Crude Oil Future(c)	03/31/2022	195,940	8,360
4	ICE Gas Oil Future(c)	04/12/2022	341,900	12,399
3	ICE WTI Crude Oil Futures Contract(c)	03/21/2022	287,160	16,050
5	KCBT Hard Red Winter Wheat Future(c)	05/13/2022	238,250	36,375
5	LME Lead Future(c)	06/13/2022	298,219	(1,031)
3	LME Nickel Future(c)	06/13/2022	435,402	(7,200)
6	LME Primary Aluminum Future(c)	06/13/2022	504,825	(10,650)
4	LME Zinc Future(c)	06/13/2022	366,325	(1,575)
4	MDE Crude Palm Oil Future(c)	05/13/2022	150,098	9,286
3	Montreal Exchange S&P/TSX 60 Index Future	03/17/2022	603,640	11,915
2	NYBOT CSC C Coffee Future(c)	05/18/2022	174,675	(17,513)
5	NYBOT CTN Frozen Concentrated Orange Juice A(c)	05/10/2022	106,463	4,275
4	NYBOT CTN Number 2 Cotton Future(c)	05/06/2022	238,240	(9,940)
3	NYMEX Light Sweet Crude Oil Future(c)	03/22/2022	287,160	18,570
2	NYMEX NY Harbor ULSD Futures(c)	03/31/2022	246,229	17,346

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	03/31/2022	$ 246,330	$ 8,560
13	OSE Gold Future(c)	12/23/2022	799,516	41,703
14	Robusta Coffee Future 10-Tonne(c)	05/25/2022	292,599	(16,660)
16	SGX Nifty 50 Index Futures	03/31/2022	536,960	(14,320)
11	WCE Canola Future(c)	05/13/2022	179,216	4,343
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 257,100

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
58	3 Month Euro Euribor Future	12/19/2022	$ 16,274,897	$ (18,605)
8	CBOE Volatility Index Future(c)	03/15/2022	228,935	(31,055)
17	CBOT 10 Year US Treasury Note	06/21/2022	2,166,446	(5,852)
26	CBOT 2 Year US Treasury Note Future	06/30/2022	5,595,876	(6,892)
24	CBOT 5 Year US Treasury Note	06/30/2022	2,838,744	(5,619)
30	CME 3 Month Eurodollar Future	12/18/2023	7,339,125	(10,687)
6	COMEX Silver Future(c)	05/26/2022	730,980	(19,890)
12	Eurex 10 Year Euro BUND Future	03/08/2022	2,247,931	23,091
133	Eurex 2 Year Euro SCHATZ Future	03/08/2022	16,703,678	(52,173)
6	Eurex 30 Year Euro BUXL Future	03/08/2022	1,330,806	(26,477)
27	Eurex 5 Year Euro BOBL Future	03/08/2022	3,992,621	30,388
9	Euro-BTP Italian Bond Futures	03/08/2022	1,424,638	47,192
9	HKG Hang Seng China Enterprises Index Future	03/30/2022	462,455	17,061
15	ICE US MSCI Emerging Markets EM Index Futures	03/18/2022	881,625	(465)
19	Long Gilt Future	06/28/2022	3,136,848	(18,855)
28	Montreal Exchange 10 Year Canadian Bond Future	06/21/2022	3,018,640	(20,696)
50	Montreal Exchange 3 Month Canadian Bank Acceptance	03/14/2022	9,765,640	(4,488)
25	SFE 10 Year Australian Bond Future	03/15/2022	2,442,273	78,613
37	SFE 3 Year Australian Bond Future	03/15/2022	3,033,851	13,685
55	SGX FTSE China A50 Futures Contract	03/30/2022	810,535	3,830
10	TSE Japanese 10 Year Bond Futures	03/14/2022	13,091,852	(21,092)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ (28,986)

	NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 228,114

(a)	Zero coupon bond.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Brazilian Real	03/16/2022	Jefferies	5,200,000	$ 1,003,682	$ 2,565
Mexican Peso	03/16/2022	Jefferies	55,500,000	2,702,802	(22,387)
Polish Zloty	03/16/2022	Jefferies	3,500,000	832,714	(31,377)
Russian Ruble	03/16/2022	Jefferies	117,500,000	1,099,822	(465,790)
Brazilian Real	06/15/2022	Jefferies	5,200,000	977,465	(30,873)
				$ 6,616,485	$ (547,862)

To Sell:
Australian Dollar	03/16/2022	Jefferies	1,900,000	$ 1,380,016	$ (20,984)
Brazilian Real	03/16/2022	Jefferies	5,200,000	1,003,682	30,115
Euro	03/16/2022	Jefferies	2,250,000	2,524,848	21,004
Japanese Yen	03/16/2022	Jefferies	125,000,000	1,087,769	14,524
New Zealand Dollar	03/16/2022	Jefferies	2,000,000	1,352,574	(45,354)
Polish Zloty	03/16/2022	Jefferies	10,500,000	2,498,142	87,431
Russian Ruble	03/16/2022	Jefferies	117,500,000	1,099,822	417,139
Swedish Krona	03/16/2022	Jefferies	16,311,600	1,722,273	77,727
				$ 12,669,126	$ 581,602

Total					$ 33,740

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
British Pound	Australian Dollar	3/16/2022	Jefferies	1,750,000	3,351,940	2,347,766	(2,434,596)	$ (86,830)
British Pound	Euro	3/16/2022	Jefferies	2,248,601	2,625,000	3,016,679	(2,945,656)	71,023
British Pound	Japanese Yen	3/16/2022	Jefferies	1,625,000	254,816,250	2,180,069	(2,217,449)	(37,380)
Canadian Dollar	Australian Dollar	3/16/2022	Jefferies	2,724,630	3,000,000	2,149,402	(2,178,973)	(29,571)
Canadian Dollar	Japanese Yen	3/16/2022	Jefferies	1,800,000	160,090,000	1,419,982	(1,393,127)	26,855
Swiss Franc	Japanese Yen	3/16/2022	Jefferies	1,750,000	214,961,250	1,909,371	(1,870,625)	38,746
				11,898,231	638,844,440	$ 13,023,269	$ 13,040,426	$ (17,157)

NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS								$16,583

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 31.6%
U.S. TREASURY BILLS — 31.6%
35,000,000	United States Treasury Bill+(a) (Cost $34,989,128)	0.000	04/28/22	$ 34,989,060

TOTAL INVESTMENTS - 31.6% (Cost $34,989,128)				$ 34,989,060
OTHER ASSETS IN EXCESS OF LIABILITIES - 68.4% (b)				75,570,541
NET ASSETS - 100.0%				$ 110,559,601

(a) Zero coupon bond.
(b) Includes unrealized appreciation on swap contract.
+ All or a portion of this investment is held as collateral for swaps.

SWAP CONTRACTS

Notional Value at February 28, 2022	Description	Counterparty	Fixed Rate Received	Variable Rate Paid	Maturity Date	Unrealized Appreciation
$ 37,958,609	Longboard USD Total Return Swap A	Scotiabank	Total Return of the Underlying Basket	1m Libor + 40 bps on Longs Notional; 1m Libor - (35-75bps) for General Collateral Shorts Notional	3/24/2023	$ 1,050,892

23,555,425	Longboard USD Total Return Swap B	Scotiabank	Total Return of the Underlying Basket	1m Libor + 40 bps on Longs Notional; 1m Libor - (35-75bps) for General Collateral Shorts Notional	3/24/2022	5,890,727
					Total Net Unrealized Appreciation on Total Return Swap Contract	$ 6,941,619

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2022.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE
DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Advertising & Marketing
Omnicom Group	1,586	$ 133,050	$ (10,015)

Airports
Macquarie Infrastructure	35,231	128,593	(840)

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Banking
Bancfirst Corporation	1,718	$ 134,227	$ 3,996
Central Valley Community Banco	5,522	127,393	(83)
Farmers National Banc Corp.	7,476	128,811	(10,132)
First Financial Corporation Indiana	3,177	147,762	2,000
First Mid Bancshares, Inc.	3,212	128,705	(2,031)
First Northwest Bancorp	5,488	125,456	22,456
Fnb Corp At New York	9,574	128,579	4,616
Great Souther Bancorp	2,105	129,289	4,070
LCNB Corp.	6,837	124,365	(9,003)
Level One Bancorp, Inc.	3,704	152,605	38,908
Op Bancorp	9,433	125,836	(12,126)
Parke Bancorp, Inc.	5,248	123,800	10,238
Servisfirst Bancshares, Inc.	1,763	154,051	2,399
South Plains Financial, Inc.	5,778	159,877	4,615
			59,923
Beverages
Keurig Dr Pepper, Inc.	3,221	124,556	3,005

Electric Utilities
Exelon Corporation	4,170	177,475	23,671

Food
Flowers Foods, Inc.	5,053	138,503	6,783
McCormick	1,443	137,330	(10,434)
Tyson Foods, Inc. - Class A	1,681	155,761	5,115
			1,464
Gas & Water Utilities
Essential Utilities, Inc.	2,864	134,923	(15,400)
Nisource Akite	5,767	166,839	714
South Jersey Industries, Inc.	3,950	134,024	4,254
			(10,432)
Household Products
Church & Dwight Co., Inc.	1,601	156,658	191

Institutional Financial Services
Virtu Financial, Inc.	3,762	131,971	12,644

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Insurance
Arch Capital Group Ltd.	3,027	$ 142,602	$ (3,670)
Progressive	1,580	167,369	(6,469)
			(10,139)
Medical Equipment & Devices
Lantheus Holdings, Inc.	2,727	130,405	49,052

Oil & Gas Producers
Chevron Corporation	958	137,952	32,517
Exxon Mobil Corporation	1,644	128,922	13,126
			45,643
Real Estate Investment Trusts
CTO Realty Growth, Inc.	2,117	132,715	14,379
Preferred Apartment Communities, Inc.	6,802	171,819	75,025
WP Carey, Inc.	1,941	150,233	(9,557)
			79,847
Retail - Consumer Staples
Costco Wholesale Corporation	255	132,409	34,686
Wal-Mart Stores, Inc.	1,350	182,466	(10,793)
			23,893
Semiconductors
Coherent, Inc.	515	136,125	174

Software
Cerner Corporation	2,353	219,417	189
Palo Alto Networks, Inc.	265	157,476	29,052
			29,241
Specialty Finance
Ellington Financial, Inc.	10,718	189,387	7,477
Ready Capital Corporation	9,223	136,962	(3,025)
			4,452
Technology Hardware
Ciena Corporation	1,893	129,519	13,026
Knowles Corporation	6,793	147,952	(9,034)
			3,992
Technology Services
CACI International	455	127,304	(4,324)
Cognizant Tech Solutions	1,668	143,665	7,041
CSG Systems International, Inc.	2,297	141,771	10,842
			13,559

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Tobacco & Cannabis
Altria Group, Inc.	3,464	$ 177,669	$ 4,004
Philip Morris International	1,653	167,069	(3,667)
			337
Transportation & Logistics
Union Pacific Corporation	818	201,187	3,694

Wholesale - Consumer Staples
Archer Daniels Midland	2,107	165,294	20,181

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2022.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock
Aerospace & Defense
Northrop Grumman Corporation	259	$ 114,514	$ 17,889

Asset Management
Ares Management Corporation	1,055	85,550	42,572

Automotive
Gentherm, Inc.	921	78,138	31,907

Banking
Associated Banc-Corp	4,034	98,389	7,466
Signature Bank	225	77,600	43,156
			50,622
Beverages
Brown-Forman Corporation	1,362	88,843	(10,126)

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Biotech & Pharma
Arena Pharmaceuticals, Inc.	2,323	$ 220,615	$ 657
Bristol-Myers Squibb Co.	2,658	182,525	3,944
Johnson & Johnson	473	77,842	5,231
			9,832
Chemicals
Hawkins, Inc.	1,842	83,369	34,908

Commercial Support Services
Republic Services, Inc.	640	76,979	13,454

Containers & Packaging
Packaging Corporation Of America	542	79,777	11,296

Diversified Industrials
The Shyft Group, Inc.	1,880	75,971	31,284

Electrical Equipment
Atkore International Group, Inc.	848	86,250	49,014

Engineering & Construction
Quanta Services, Inc.	819	89,222	46,839

Food
Flowers Foods, Inc.	2,831	77,598	18,934
Mondelez International, Inc.	1,256	82,243	13,243
			32,177
Forestry, Paper & Wood Products
UFP Industries, Inc.	894	76,661	27,131

Health Care Facilities & Services
Anthem, Inc.	269	121,548	39,633
IQVIA Holdings, Inc.	352	81,002	20,183
Mckesson Corporation	278	76,439	26,804
			86,620
Household Products
The Procter & Gamble Company	506	78,880	10,215

Industrial Support Services
Transcat, Inc.	1,082	84,894	47,821

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Institutional Financial Services
Intercontinental Exchange Group	789	$ 101,087	$ 22,571
Piper Jaffray Co.	514	76,077	27,040
			49,611
Insurance
Berkshire Hathaway, Inc. - Class B	470	151,082	35,909
Brown & Brown, Inc.	2,775	187,618	59,216
Marsh & Mclennan Companies, Inc.	1,234	191,776	51,299
			146,424
Machinery
Parker Hannifin Corporation	262	77,654	20,994

Medical Equipment & Devices
Edwards Lifesciences Corporation	797	89,559	24,848
Stryker Corporation	332	87,432	12,731
			37,579
Metals & Mining
Encore Wire Corporation	707	82,309	37,325
Freeport-Mcmoran, Inc.	1,630	76,529	44,798
			82,123
Oil & Gas Producers
Murphy USA, Inc.	439	79,345	22,088

Real Estate Investment Trusts
American Homes 4 Rent	2,374	90,236	19,762
Lexington Realty Trust	5,292	81,814	27,871
Mid American Apartments	427	87,368	26,869
			74,502
Retail - Discretionary
Autozone, Inc.	43	80,126	28,505
Tractor Supply Company	376	76,625	29,071
			57,576
Semiconductors
Analog Devices, Inc.	688	110,280	24,612
Axcelis Technologies, Inc.	1,223	84,656	45,294
Lam Research Corporation	138	77,466	26,267
ON Semiconductor Corporation	1,359	85,087	47,451
Rambus, Inc.	2,928	79,056	26,256
			169,880

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2022

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Specialty Finance
Mr Cooper Group, Inc.	1,814	$92,206	$ 46,309

Technology Hardware
Fabrinet	857	85,811	27,388
Super Micro Computer, Inc.	2,044	80,309	13,730
			41,118
Technology Services
Evertec, Inc.	2,455	99,084	5,334

Transportation & Logistics
JB Hunt Transport Services, Inc.	388	78,737	28,052
Matson, Inc.	1,000	110,770	62,151
			90,203

(a) Notional value represents the market value (including any fees or commissions) of the positions.